Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K/A
Entity Central Index Key	0001981662
Entity Registrant Name	NEWGENIVF GROUP LIMITED
Entity File Number	001-42004
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	NewGenIvf Group Limited (the “Company”) is furnishing this report on Form 6-K/A to provide its Operating and Financial Review with unaudited interim financial statements for the six months ended June 30, 2026. These unaudited condensed consolidated financial statements are furnished herewith as Exhibit 99.1.This Amendment No. 1 to the Report on Form 6-K originally furnished with the Securities and Exchange Commission on October 7, 2026 (the “Form 6-K”), is being furnished for the purposes of adding the Operating and Financial Review and Notes to the Unaudited Condensed Consolidated Financial Statements as of June 30, 2026 and for the Six Months Ended June 30, 2026 and 2025.